7. Goodwill and Intangible Assets (Details - Amortization schedule) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
2021	$ 386,916
2022	160,029
2023	160,029
2024	160,029
2025	160,029
Thereafter	83,712
Future amortization total	$ 1,110,744	$ 1,497,660